Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
8,410	Vanguard Russell 1000 Growth ETF	$2,102,584	1.0

	Total Exchange-Traded Funds
	(Cost $1,588,154)	2,102,584	1.0

MUTUAL FUNDS: 98.8%
	Affiliated Investment Companies: 98.8%
1,735,020	Voya Emerging Markets Index Portfolio - Class P2	25,071,034	11.4
4,117,269	Voya International Index Portfolio - Class P2	47,760,326	21.7
760,374	Voya Russell Mid Cap Index Portfolio - Class P2	11,025,429	5.0
745,486	Voya Russell Small Cap Index Portfolio - Class P2	13,224,924	6.0
726,323	Voya U.S. Bond Index Portfolio - Class P2	7,887,865	3.6
5,550,267	Voya U.S. Stock Index Portfolio - Class P2	112,115,386	51.1

	Total Mutual Funds
	(Cost $183,353,745)	217,084,964	98.8

	Total Investments in Securities (Cost $184,941,899)	$219,187,548	99.8
	Assets in Excess of Other Liabilities	453,719	0.2
	Net Assets	$219,641,267	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,102,584	$–	$–	$2,102,584
Mutual Funds	217,084,964	–	–	217,084,964
Total Investments, at fair value	$219,187,548	$–	$–	$219,187,548
Other Financial Instruments+
Futures	118,431	–	–	118,431
Total Assets	$219,305,979	$–	$–	$219,305,979
Liabilities Table
Other Financial Instruments+
Futures	$(19,036)	$–	$–	$(19,036)
Total Liabilities	$(19,036)	$–	$–	$(19,036)

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions

Voya Emerging Markets Index Portfolio - Class P2	$20,774,263	$4,103,225	$(265,155)	$458,701	$25,071,034	$-	$111,465	$-
Voya International Index Portfolio - Class P2	42,870,030	4,291,912	(730,574)	1,328,958	47,760,326	-	192,061	-
Voya Russell Mid Cap Index Portfolio - Class P2	9,766,176	872,360	(438,188)	825,081	11,025,429	-	(26,775)	-
Voya Russell Small Cap Index Portfolio - Class P2	8,368,023	5,329,805	(1,154,468)	681,564	13,224,924	-	437,494	-
Voya U.S. Bond Index Portfolio - Class P2	6,841,994	1,421,919	(68,021)	(308,027)	7,887,865	53,130	(1,086)	-
Voya U.S. Stock Index Portfolio - Class P2	103,805,244	9,591,084	(5,777,985)	4,497,043	112,115,386	-	1,776,470	-
	$192,425,730	$25,610,305	$(8,434,391)	$7,483,320	$217,084,964	$53,130	$2,489,630	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	19	06/18/21	$2,082,400	$(19,036)
S&P 500® E-Mini	9	06/18/21	1,785,330	28,655
			$3,867,730	$9,619
Short Contracts:
U.S. Treasury 10-Year Note	(27)	06/21/21	(3,535,312)	89,776
			$(3,535,312)	$89,776

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $187,046,165.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,624,429
Gross Unrealized Depreciation	(2,383,651)

Net Unrealized Appreciation	$32,240,778